Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options	14,780,000	8,655,500
Granted, share options	2,850,000	7,930,000
Expired / lapsed on termination of employment	(4,600,000)	(1,805,500)
Balance at the end of the year, share options	10,180,000	14,780,000
Balance at the start of the year, Weighted average exercise price	$ 0.6292	$ 1.2826
Granted, Weighted average exercise price	0	0.1785
Exercised, Weighted average exercise price	0	0
Expired, Weighted average exercise price	0.4349	1.8977
Balance at the end of the year, Weighted average exercise price	$ 0.7207	$ 0.6292
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options	14,780,000	8,655,500
Granted, share options		7,930,000
Forfeited, share options	(3,400,000)	(1,550,000)
Expired / lapsed on termination of employment	(1,200,000)	(255,500)
Balance at the end of the year, share options	10,180,000	14,780,000
Exercisable at the end of the financial year, share option	7,290,000	6,483,333
Balance at the start of the year, Weighted average exercise price	$ 0.63	$ 1.28
Granted, Weighted average exercise price		0.18
Forfeited, Weighted average exercise price	0.42	1.9
Expired, Weighted average exercise price	0.49	1.9
Balance at the end of the year, Weighted average exercise price	0.72	0.63
Exercisable at the end of the financial year, Weighted average exercise price	$ 0.84	$ 0.96
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options	0	0
Granted, share options	2,850,000	0
Forfeited, share options	(250,000)
Expired / lapsed on termination of employment	(250,000)
Balance at the end of the year, share options	2,600,000	0
Exercisable at the end of the financial year, share option	0	0
Balance at the start of the year, Weighted average exercise price	$ 0	$ 0
Granted, Weighted average exercise price	0.56	0
Forfeited, Weighted average exercise price	0.576
Expired, Weighted average exercise price	0.576
Balance at the end of the year, Weighted average exercise price	0.558	0
Exercisable at the end of the financial year, Weighted average exercise price	$ 0	$ 0
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		07/08/2017
Expiry date		Aug. 07, 2022
Exercise price		$ 0.67
Balance at the start of the year, share options		15,500
Expired / lapsed on termination of employment		(15,500)
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		05/02/2018
Expiry date		Feb. 05, 2023
Exercise price		$ 0.7802
Balance at the start of the year, share options		240,000
Expired / lapsed on termination of employment		(240,000)
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019	13/11/2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Exercise price	$ 0.4925	$ 0.4925
Balance at the start of the year, share options	1,200,000	1,200,000
Expired / lapsed on termination of employment	(1,200,000)
Balance at the end of the year, share options		1,200,000
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020	13/01/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Exercise price	$ 0.8812	$ 0.8812
Balance at the start of the year, share options	187,500	200,000
Expired / lapsed on termination of employment	(50,000)	(12,500)
Balance at the end of the year, share options	137,500	187,500
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Nov. 09, 2024	Nov. 09, 2024
Exercise price	$ 1.132	$ 1.132
Balance at the start of the year, share options	1,200,000	1,200,000
Balance at the end of the year, share options	1,200,000	1,200,000
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Exercise price	$ 0.8812	$ 0.8812
Balance at the start of the year, share options	600,000	800,000
Expired / lapsed on termination of employment		(200,000)
Balance at the end of the year, share options	600,000	600,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021	04/01/2021
Expiry date	Jan. 04, 2025	Jan. 04, 2025
Exercise price	$ 1.69	$ 1.69
Balance at the start of the year, share options	187,500	200,000
Expired / lapsed on termination of employment	(50,000)	(12,500)
Balance at the end of the year, share options	137,500	187,500
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021	09/09/2021
Expiry date	Jun. 26, 2026	Jun. 26, 2026
Exercise price	$ 1.365	$ 1.365
Balance at the start of the year, share options	100,000	100,000
Balance at the end of the year, share options	100,000	100,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Exercise price	$ 1.69	$ 1.69
Balance at the start of the year, share options	750,000	1,000,000
Expired / lapsed on termination of employment		(250,000)
Balance at the end of the year, share options	750,000	750,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Exercise price	$ 2.24	$ 2.24
Balance at the start of the year, share options	500,000	1,500,000
Expired / lapsed on termination of employment		(1,000,000)
Balance at the end of the year, share options	500,000	500,000
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Exercise price	$ 1.56	$ 1.56
Balance at the start of the year, share options	800,000	800,000
Balance at the end of the year, share options	800,000	800,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022	01/02/2022
Expiry date	Feb. 01, 2027	Feb. 01, 2027
Exercise price	$ 0.94	$ 0.94
Balance at the start of the year, share options	800,000	800,000
Expired / lapsed on termination of employment	(800,000)
Balance at the end of the year, share options		800,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022	01/02/2022
Expiry date	Feb. 01, 2027	Feb. 01, 2027
Exercise price	$ 0.94	$ 0.94
Balance at the start of the year, share options	425,000	500,000
Expired / lapsed on termination of employment	(100,000)	(75,000)
Balance at the end of the year, share options	325,000	425,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022	24/05/2022
Expiry date	May 24, 2027	May 24, 2027
Exercise price	$ 0.78	$ 0.78
Balance at the start of the year, share options	100,000	100,000
Balance at the end of the year, share options	100,000	100,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/03/2023	03/03/2023
Expiry date	Mar. 03, 2027	Mar. 03, 2027
Exercise price	$ 0.15	$ 0.15
Balance at the start of the year, share options	3,930,000
Granted, share options		3,930,000
Expired / lapsed on termination of employment	(1,400,000)
Balance at the end of the year, share options	2,530,000	3,930,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/05/2023	05/03/2023
Expiry date	May 03, 2027	May 03, 2027
Exercise price	$ 0.187	$ 0.187
Balance at the start of the year, share options	4,000,000
Granted, share options		4,000,000
Expired / lapsed on termination of employment	(1,000,000)
Balance at the end of the year, share options	3,000,000	4,000,000
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022
Expiry date	Feb. 01, 2027
Exercise price	$ 0.78
Tranche 17 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	22/04/2024
Expiry date	Apr. 22, 2029
Exercise price	$ 0.586
Granted, share options	1,500,000
Balance at the end of the year, share options	1,500,000
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	17/06/2024
Expiry date	Jun. 17, 2029
Exercise price	$ 0.5757
Tranche 18 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	17/06/2024
Expiry date	Jun. 17, 2029
Exercise price	$ 0.513
Granted, share options	1,100,000
Expired / lapsed on termination of employment	(250,000)
Balance at the end of the year, share options	850,000
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022
Expiry date	May 24, 2027
Exercise price	$ 0.15
Tranche 19 [member] | American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	27/06/2024
Expiry date	Jun. 27, 2030
Exercise price	$ 0.297
Granted, share options	250,000
Balance at the end of the year, share options	250,000